Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000248559
Shareholder Report [Line Items]
Fund Name	Bancreek International Large Cap ETF
Trading Symbol	BCIL
Security Exchange Name	NYSEArca
Additional Information Phone Number	833-442-3223
Additional Information Website	https://bancreeketfs.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancreek International Large Cap ETF	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[1]
AssetsNet	$ 94,895,648
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 320,744
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$94,895,648
Number of Portfolio Holdings	30
Total Advisory Fee Paid	$320,744
Portfolio Turnover Rate	57%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Health Care	3.3%
Consumer Staples	3.7%
Materials	7.1%
Financials	18.8%
Technology	19.1%
Consumer Discretionary	20.4%
Industrials	27.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Benefit Systems S.A.	4.3%
Codan Ltd.	4.2%
Asics Corporation	4.2%
SK Hynix, Inc.	4.2%
Konecranes OYJ	4.1%
Heidelberg Materials A.G.	4.1%
JB Hi-Fi Ltd.	4.0%
Protector Forsikring ASA	3.9%
Samyang Foods Company Ltd.	3.7%
Indra Sistemas S.A.	3.3%

C000247101
Shareholder Report [Line Items]
Fund Name	Bancreek U.S. Large Cap ETF
Trading Symbol	BCUS
Security Exchange Name	NYSEArca
Additional Information Phone Number	833-442-3223
Additional Information Website	https://bancreeketfs.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancreek U.S. Large Cap ETF	$37	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[2]
AssetsNet	$ 108,048,232
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 346,194
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$108,048,232
Number of Portfolio Holdings	30
Total Advisory Fee Paid	$346,194
Portfolio Turnover Rate	157%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Health Care	3.0%
Energy	3.6%
Utilities	5.5%
Consumer Staples	5.7%
Financials	9.0%
Consumer Discretionary	9.9%
Materials	11.7%
Communications	12.1%
Industrials	19.4%
Technology	20.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Flex Ltd.	4.8%
Spotify Technology S.A.	4.4%
General Electric Company	4.4%
Royal Caribbean Cruises Ltd.	4.2%
Broadcom, Inc.	4.2%
NVIDIA Corporation	4.2%
Meta Platforms, Inc., Class A	4.1%
Amphenol Corporation, Class A	4.0%
Western Digital Corporation	3.7%
Netflix, Inc.	3.6%

C000260542
Shareholder Report [Line Items]
Fund Name	Bancreek Global Select ETF
Trading Symbol	BCGS
Security Exchange Name	NYSEArca
Additional Information Phone Number	833-442-3223
Additional Information Website	https://bancreeketfs.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)Footnote Reference*

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancreek Global Select ETF	$20	0.80%Footnote Reference**
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on March 6, 2026. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote**	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.80%	[3]
AssetsNet	$ 40,216,920
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 66,349
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$40,216,920
Number of Portfolio Holdings	54
Total Advisory Fee Paid	$66,349
Portfolio Turnover Rate	35%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Utilities	1.7%
Energy	1.8%
Consumer Staples	3.5%
Health Care	4.1%
Consumer Discretionary	9.3%
Communications	9.8%
Materials	11.2%
Technology	13.2%
Financials	16.1%
Industrials	28.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
SK Hynix, Inc.	2.5%
AppLovin Corporation, Class A	2.3%
Spotify Technology S.A.	2.1%
Eli Lilly & Company	2.1%
Indra Sistemas S.A.	2.0%
SK Square Company Ltd.	2.0%
Amphenol Corporation, Class A	2.0%
Broadcom, Inc.	2.0%
UCB S.A.	2.0%
Benefit Systems S.A.	2.0%

[1]	Annualized
[2]	Annualized
[3]	Annualized